Shareholders' Equity (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions											3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 05, 2025	Sep. 18, 2025 CAD ($) $ / shares shares	Jun. 19, 2025 CAD ($) $ / shares shares	Feb. 13, 2025 USD ($) $ / shares shares	Feb. 13, 2025 CAD ($)	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 23, 2024 CAD ($) $ / shares shares	Jun. 05, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Mar. 31, 2023	Jun. 30, 2025 shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2022
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares					6,540,000
Price per share | $ / shares					$ 12.25
Gross proceeds																$ 272,666	$ 101,018
Shares premium							$ 6,940										6,940
Shares granted										69,375
Total fair value							$ 6,000									$ 8,400
Share options (in Shares) | shares											50,000			50,000
Exercise price (in Dollars per share) | $ / shares											$ 17.72			$ 17.72
Shares vesting
Basic and diluted net loss										$ 53,200							$ 31,200
Shares Exchanged | shares													34,000
Potentially dilutive instruments | shares															436,230	436,230	332,113
DSU [Member]
Shareholders’ equity [Line Items]
Shares granted															30,400	30,400
RSU [Member]
Shareholders’ equity [Line Items]
Total fair value										$ 4,600
Shares vesting		35,673
Shares Cancelled | shares															9,505	9,505
Board members [Member]
Shareholders’ equity [Line Items]
Shares granted							54,500
Board members [Member] | DSU [Member]
Shareholders’ equity [Line Items]
Shares granted													10,000
Board members [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted										379,300					155,800	155,800
Senior management [Member]
Shareholders’ equity [Line Items]
Shares granted							272,420			277,500					59,870	59,870
Other employees [Member]
Shareholders’ equity [Line Items]
Shares granted							44,000
Other employees [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted															39,300	39,300
Director [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted																		22,500
Equity financings [Member]
Shareholders’ equity [Line Items]
Agreement, description												the Company entered into an agreement with two securities dealers, for an At-The-Market (“ATM”) offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program was in effect until the Company’s US$750 million Shelf Registration Statement, that was due to expire in January 2025, was replaced with a new US$750 million Shelf Registration Statement, replacing the one due to expire. In the first quarter of 2025, a US$100 million prospectus supplement was filed and the Company entered into an agreement with two securities dealers for a new ATM offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in February 2027.
Shares issued (in Shares) | shares			180,000	1,200,000				195,500	575,000	875,150
Price per share | $ / shares	$ 33.12		$ 33.52	$ 25.38				$ 25.67	$ 31.26	$ 22.34						$ 33.12
Gross proceeds			$ 6,000	$ 30,500	$ 80.1			$ 5,000	$ 18,000	$ 19,600
Shares premium			$ 1,300	6,200				$ 1,700	$ 6,400	$ 5,500
Exploration expenditures				30,500												$ 4,900	$ 200
Other income				$ 6,200													100
Equity financings [Member] | Effective Date December 31 2023 [Member]
Shareholders’ equity [Line Items]
Exploration expenditures																	19,600
Other income																	$ 5,500
Equity financings [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Gross proceeds					$ 20.1
Equity financings [Member] | ATM [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares	3,106,106						3,645,859									3,106,106	3,645,859
Price per share | $ / shares							$ 21.25										$ 21.25
Net proceeds																$ 100,800	$ 75,900
Gross proceeds															$ 26.6
Equity financings [Member] | ATM [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares	759,222															759,222
Price per share | $ / shares	$ 48.15															$ 48.15
Net proceeds																$ 35,800
Accumulated other comprehensive income [member] | Equity financings [Member]
Shareholders’ equity [Line Items]
Shares premium	$ 5,300															5,300
Exploration expenditures	$ 14,900															6,000	3,100
Other income																$ 1,300	$ 1,100
Private placements [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares					1,640,000
Private placements [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares					8,180,000
Price per share | $ / shares					$ 12.25
Gross proceeds					$ 100.2	$ 142,500